Equity (Tables)	12 Months Ended
Jun. 30, 2025
Equity
Summary of restricted share grants

		Weighted
		Average
		Grant Date
		Fair Value
	Shares	Per Share
Unvested as of June 30, 2022	—	$—
Granted	13,169	$5.11
Forfeited	—	$—
Vested	(13,169)	$5.11
Unvested as of June 30, 2023	—	$—
Granted	60,575	$2.14
Forfeited	(26,335)	$2.14
Vested	(34,240)	$2.14
Unvested as of June 30, 2024	—	$—

Summary of warrant activity

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2022	1,254,441	1,254,441	$29.91	4.76
Granted/Acquired	4,523,333	4,523,333	$1.3552	7.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2023	5,777,774	5,777,774	$7.55	3.89
Granted/Acquired	1,070,719	1,070,719	$5.44	7.00
Cancellation (see Note 10)	(500,000)	(500,000)	$1.3552	—
Exercised	(850,000)	(850,000)	$1.3552	—
June 30, 2024	5,498,493	5,498,493	$7.22	3.06
Granted/Acquired	—	—	$—	—
Adjustment on down round feature*	20,061,892	20,061,892	$0.76	10.00
Forfeited	(156)	(156)	$90.00	—
Exercised	(18,814,907)	(18,814,907)	$—	—
June 30, 2025	6,745,322	6,745,322	$5.51	6.16

* The warrants contain a down round feature that provides for an adjustment to the exercise price and the number of warrant shares issuable upon exercise if the Company issues additional equity shares at a price lower than the current exercise price. During the year ended June 30, 2025, this down round feature was triggered, resulting in an adjustment of the exercise price to $0.76 per share and the issuance of 20,061,892 additional warrants. The fair value effect of the down round adjustment was recognized within equity as a reclassification between retained earnings and additional paid-in capital in accordance with ASC 260-10-55-97, and was treated as a deemed dividend excluded from the numerator of basic earnings per share. During the year ended June 30, 2025, 17,586,907 warrants were exercised on a cashless basis, resulting in the issuance of 7,914,108 Class A Ordinary Shares.